Investment Holding Level 4 Available-for-Sale Securities (Details) $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 USD ($) security	Dec. 31, 2019 USD ($)	Jan. 01, 2020 USD ($)	Jan. 01, 2018 USD ($)
Debt Securities, Available-for-sale [Line Items]
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Gain, before Tax			$ 1,753	$ 961
Proceeds from Sale of Debt Securities, Available-for-sale	$ 4,397	$ 3,303	2,824	3,498
Available-for-sale Securities, Gross Realized Gains	49	12	166	67
Available-for-sale Securities, Gross Realized Losses	112	38	32	18
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax			(38)	(18)
Accumulated Other Comprehensive Income (Loss), Other than Temporary Impairment, Not Credit Loss, Net of Tax, Available-for-sale, Debt Securities				0
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Cost			18,575
Equity securities, AFS			65	45
Debt Securities, Available-for-sale, Maturity, Allocated and Single Maturity Date, within One Year, Amortized Cost			238	295
Debt Securities, Available-for-sale, Maturity, Allocated and Single Maturity Date, within One Year, Fair Value			241	300
Debt Securities, Available-for-sale, Maturity, Allocated and Single Maturity Date, after One Through Five Years, Amortized Cost			1,376	1,260
Debt Securities, Available-for-sale, Maturity, Allocated and Single Maturity Date, after One Through Five Years, Fair Value			1,462	1,297
Debt Securities, Available-for-sale, Maturity, Allocated and Single Maturity Date, after Five Through Ten Years, Amortized Cost			1,808	1,824
Debt Securities, Available-for-sale, Maturity, Allocated and Single Maturity Date, after Five Through Ten Years, Fair Value			2,052	1,951
Debt Securities, Available-for-sale, Allocated and Single Maturity Date, Maturity, after 10 Years, Amortized Cost			5,957	6,016
Debt Securities, Available-for-sale, Maturity, Allocated and Single Maturity Date, after 10 Years, Fair Value			7,264	6,736
Debt Securities, Available-for-sale, Maturity, Allocated and Single Maturity Date, Amortized Cost			9,379	9,395
Debt Securities, Available-for-sale, Maturity, Allocated and Single Maturity Date, Fair Value			11,019	10,284
Debt Securities, Available-for-sale, Maturity, without Single Maturity Date, Amortized Cost			3,758	3,625
Debt Securities, Available-for-sale, Maturity, without Single Maturity Date, Fair Value			3,856	3,704
Debt Securities, Available-for-sale, Amortized Cost			13,137	13,020
Debt Securities, Available-for-sale			14,875	13,988
Debt Securities, Available-for-sale, Allowance for Credit Loss			$ (1)	0	$ 0
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions | security			377
Percentage of Gross Unrealized Losses Depressed Less than Twenty Percent of Cost or Amortized Cost			99.00%
Asset-backed Securities [Member]
Debt Securities, Available-for-sale [Line Items]
Debt Securities, Available-for-sale			$ 444	295
Collateralized Debt Obligations [Member]
Debt Securities, Available-for-sale [Line Items]
Debt Securities, Available-for-sale			1,428	1,150
Commercial Mortgage Backed Securities [Member]
Debt Securities, Available-for-sale [Line Items]
Debt Securities, Available-for-sale			1,215	1,391
Corporate Debt Securities [Member]
Debt Securities, Available-for-sale [Line Items]
Debt Securities, Available-for-sale			8,552	8,121
Foreign governments
Debt Securities, Available-for-sale [Line Items]
Debt Securities, Available-for-sale			266	409
US States and Political Subdivisions Debt Securities [Member]
Debt Securities, Available-for-sale [Line Items]
Debt Securities, Available-for-sale			875	761
Residential Mortgage Backed Securities [Member]
Debt Securities, Available-for-sale [Line Items]
Debt Securities, Available-for-sale			769	868
US Treasury Securities [Member]
Debt Securities, Available-for-sale [Line Items]
Debt Securities, Available-for-sale			1,326	993
Debt Securities [Member]
Debt Securities, Available-for-sale [Line Items]
Proceeds from Sale of Debt Securities, Available-for-sale	3,523	2,523	1,789	2,541
Available-for-sale Securities, Gross Realized Gains	45	12	165	67
Available-for-sale Securities, Gross Realized Losses	47	37	31	16
Available-for-sale Securities [Member]
Debt Securities, Available-for-sale [Line Items]
Equity securities, AFS						$ 154
Equity Securities [Member]
Debt Securities, Available-for-sale [Line Items]
Net Realized and Unrealized Gain (Loss) on Trading Securities	$ (3)	$ (14)	4	(2)
Debt Securities [Member]
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value			1,158	625
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss			31	6
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value			531	958
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss			7	12
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value			1,689	1,583
Available-for-sale Securities, Continuous Unrealized Loss Position, Accumulated Loss			38	18
US Treasury Securities [Member]
Debt Securities, Available-for-sale [Line Items]
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Gain, before Tax			192	88
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax			(8)	0
Accumulated Other Comprehensive Income (Loss), Other than Temporary Impairment, Not Credit Loss, Net of Tax, Available-for-sale, Debt Securities				0
Debt Securities, Available-for-sale, Amortized Cost			1,142	905
Debt Securities, Available-for-sale			1,326	993
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value			236	13
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss			8	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value			0	0
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss			0	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value			236	13
Available-for-sale Securities, Continuous Unrealized Loss Position, Accumulated Loss			8	0
Residential Mortgage Backed Securities [Member]
Debt Securities, Available-for-sale [Line Items]
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Gain, before Tax			26	16
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax			(2)	(1)
Accumulated Other Comprehensive Income (Loss), Other than Temporary Impairment, Not Credit Loss, Net of Tax, Available-for-sale, Debt Securities				0
Debt Securities, Available-for-sale, Amortized Cost			745	853
Debt Securities, Available-for-sale			769	868
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value			223	80
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss			1	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value			39	87
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss			1	1
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value			262	167
Available-for-sale Securities, Continuous Unrealized Loss Position, Accumulated Loss			2	1
Municipal Bonds [Member]
Debt Securities, Available-for-sale [Line Items]
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Gain, before Tax			115	56
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax			(1)	0
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Fair Value			875	761
Accumulated Other Comprehensive Income (Loss), Other than Temporary Impairment, Not Credit Loss, Net of Tax, Available-for-sale, Debt Securities				0
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Cost			761	705
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value			28	51
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss			1	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value			0	0
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss			0	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value			28	51
Available-for-sale Securities, Continuous Unrealized Loss Position, Accumulated Loss			1	0
Foreign governments
Debt Securities, Available-for-sale [Line Items]
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Gain, before Tax			32	30
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax			0	(1)
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Fair Value			266	409
Accumulated Other Comprehensive Income (Loss), Other than Temporary Impairment, Not Credit Loss, Net of Tax, Available-for-sale, Debt Securities				0
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties, Cost			236	382
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value			1	5
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss			0	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value			0	30
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss			0	1
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value			1	35
Available-for-sale Securities, Continuous Unrealized Loss Position, Accumulated Loss			0	1
Corporate Debt Securities [Member]
Debt Securities, Available-for-sale [Line Items]
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Gain, before Tax			1,296	696
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax			(12)	(7)
Accumulated Other Comprehensive Income (Loss), Other than Temporary Impairment, Not Credit Loss, Net of Tax, Available-for-sale, Debt Securities				0
Debt Securities, Available-for-sale, Amortized Cost			7,240	7,403
Debt Securities, Available-for-sale			8,552	8,121
Debt Securities, Available-for-sale, Allowance for Credit Loss			(1)
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value			110	144
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss			9	3
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value			63	176
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss			3	4
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value			173	320
Available-for-sale Securities, Continuous Unrealized Loss Position, Accumulated Loss			12	7
Commercial Mortgage Backed Securities [Member]
Debt Securities, Available-for-sale [Line Items]
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Gain, before Tax			77	65
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax			(11)	(3)
Accumulated Other Comprehensive Income (Loss), Other than Temporary Impairment, Not Credit Loss, Net of Tax, Available-for-sale, Debt Securities				0
Debt Securities, Available-for-sale, Amortized Cost			1,152	1,331
Debt Securities, Available-for-sale			1,215	1,391
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value			214	93
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss			11	2
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value			2	9
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss			0	1
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value			216	102
Available-for-sale Securities, Continuous Unrealized Loss Position, Accumulated Loss			11	3
Collateralized Debt Obligations [Member]
Debt Securities, Available-for-sale [Line Items]
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Gain, before Tax			7	6
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax			(4)	(6)
Accumulated Other Comprehensive Income (Loss), Other than Temporary Impairment, Not Credit Loss, Net of Tax, Available-for-sale, Debt Securities				0
Debt Securities, Available-for-sale, Amortized Cost			1,425	1,150
Debt Securities, Available-for-sale			1,428	1,150
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value			346	188
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss			1	1
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value			411	642
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss			3	5
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value			757	830
Available-for-sale Securities, Continuous Unrealized Loss Position, Accumulated Loss			4	6
Asset-backed Securities [Member]
Debt Securities, Available-for-sale [Line Items]
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Gain, before Tax			8	4
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax			0	0
Accumulated Other Comprehensive Income (Loss), Other than Temporary Impairment, Not Credit Loss, Net of Tax, Available-for-sale, Debt Securities				0
Debt Securities, Available-for-sale, Amortized Cost			436	291
Debt Securities, Available-for-sale			444	295
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value			0	51
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss			0	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value			16	14
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss			0	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value			16	65
Available-for-sale Securities, Continuous Unrealized Loss Position, Accumulated Loss			$ 0	$ 0